Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money market fund	$24,947,430	$—	$—

Liabilities:
Derivative warrant liabilities – Public warrants	$2,751,386	$—	$—
Derivative warrant liabilities – Private placement warrants	$—	$87,550	$—
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money market fund	$328,226,432	$—	$—

Liabilities:
Derivative warrant liabilities – Public warrants	$1,294,770	$—	$—
Derivative warrant liabilities – Private placement warrants	$—	$41,280	$—
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
Description	December 31, 2022 Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money market fund	$328,226,432	$—	$—

Liabilities:
Derivative warrant liabilities – Public warrants	$1,294,770	$—	$—
Derivative warrant liabilities – Private placement warrants	$—	$41,280	$—
Description	December 31, 2021 Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money market fund	$323,716,979	$—	$—

Liabilities:
Derivative warrant liabilities – Public warrants	$8,582,810	$—	$—
Derivative warrant liabilities – Private placement warrants	$—	$271,760	$—

Schedule of Level 3 Fair Value Measurements Inputs	The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:
	March 23, 2021	April 7, 2021
Exercise price	$11.50	$11.50
Share price	$9.53	$9.51
Volatility	15.6%	15.7%
Term	6.5	6.5
Risk-free rate	1.18%	1.21%

Schedule of Change in the Fair Value of Derivative Liabilities	The change in the fair value of derivative liabilities, measured using Level 3 inputs, for the period ended December 31, 2021 is summarized as follows:
Derivative warrant liabilities at March 23, 2021 (inception)	$—
Issuance of Public and Private Warrants	14,449,550
Change in fair value of derivative warrant liabilities	294,850
Derivative warrant liabilities at March 31, 2021	$14,744,400
Issuance of Public Warrants; over-allotment	1,267,550
Transfer of Public Warrants to Level 1	(15,517,550)
Transfer of Private Placement Warrants to Level 2	(494,400)
Derivative warrant liabilities at December 31, 2021	$—